INVESTMENTS - Schedule of Net Investment Gain (Details) - EBP 011 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Total investment income	$ 1,036,455
Master Trust Balances
Investment income:
Net appreciation in fair value of investments	1,086,929
Dividends	13,646
Interest	24,075
Administrative and investment expenses	(8,819)
Total investment income	$ 1,115,831